Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 309	$ 263	$ 249
Capitalized internally developed and purchased software amortization	$ 172	$ 151	$ 139